Summary of Significant Accounting Policies (Details)			12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Convenience fees | (per share)			¥ 6.8972	$ 1
Inventory amount (in Yuan Renminbi)	¥ 399,439	¥ 1,960,277
Property and equipment, net amount (in Yuan Renminbi)	153,880	214,717	¥ 153,880		¥ 214,717
Depreciation expense (in Yuan Renminbi)			60,837		78,000	¥ 538,303
Right-of-use assets (in Yuan Renminbi)	7,400,000		7,400,000
Goodwill (in Yuan Renminbi)	7,712,011	7,712,011	7,712,011		7,712,011
Good impairment (in Yuan Renminbi)			7,712,011	$ 1,118,136
Accrued impairment charge (in Yuan Renminbi)			106,182,780
Accrued impairment charge (in Yuan Renminbi)					0
Contract liability (in Yuan Renminbi)	23,531,132	6,387,316	¥ 23,531,132		6,387,316
Gross sales price			16.00%	16.00%
Cash and cash equivalents (in Yuan Renminbi)	65,055,278	¥ 61,266,782	¥ 65,055,278		61,266,782
Accounts receivable percentage			10.00%	10.00%
Statutory surplus rate			10.00%	10.00%
Registered capital			50.00%	50.00%
Tax profit rate			10.00%	10.00%
General reserve fund			50.00%	50.00%
Variable interest (in Yuan Renminbi)			¥ 23,599,304		¥ 23,599,304
ASU No. 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease liabilities (in Yuan Renminbi)	¥ 7,100,000		¥ 7,100,000
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue		33.00%			33.00%	27.00%
Accounts receivable percentage					56.00%
Contract liabilities percenatge			32.00%	32.00%	71.00%
Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue		14.00%			14.00%	13.00%
Accounts receivable percentage					11.00%
Contract liabilities percenatge			13.00%	13.00%	13.00%
Three Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue		13.00%			13.00%	11.00%
Contract liabilities percenatge			12.00%	12.00%
Four Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities percenatge			12.00%	12.00%
Five Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities percenatge			11.00%	11.00%
One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			60.00%	60.00%	39.00%	39.00%
Percentage of accounts payable					82.00%
Percentage of accounts payable			82%	82%
Percentage of short-term prepayments			19.00%	19.00%	23.00%
Two Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			15.00%	15.00%	12.00%	14.00%
Percentage of short-term prepayments			11.00%	11.00%	20.00%
Three Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			13.00%	13.00%	12.00%	12.00%
Percentage of short-term prepayments			11.00%	11.00%	12.00%
Four Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage			12.00%	12.00%	12.00%
Percentage of short-term prepayments			10.00%	10.00%
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	37.00%		37.00%
Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	12.00%		12.00%
VIE [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge (in Yuan Renminbi)			¥ 10,714,000
VIE’s [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge (in Yuan Renminbi)			1,425,226
Customer Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued impairment charge (in Yuan Renminbi)			¥ 10,714,000